Segment Information	12 Months Ended
Sep. 30, 2023
Disclosure of operating segments [abstract]
Segment Information
5.
SEGMENT INFORMATION

The Company’s operating segments are reported in a manner consistent with the internal reporting provided to and regularly reviewed by the chief operating decision maker (“CODM”), the Chief Executive Officer (“CEO”), and are aligned to the four geographical hubs that the Company operates in: Americas, Europe, ASPA, and MEAI. Due to the materiality, ASPA and MEAI are aggregated into one reportable segment APMA (“Asia Pacific, Middle East, Africa”). As such the Company has three reportable segments – Americas, Europe and APMA. Additionally, the Company has a Corporate / Other revenue and expenses, which primarily consists of non-core activities from the cosmetics and sleeping systems businesses, as well as other administrative costs that are not charged to the operating segments and realized foreign exchange gains and losses. The CODM uses the measure of adjusted EBITDA to assess operating segments’ performance to make decisions regarding the allocation of resources.

The adjustments to EBITDA relate to the effect of Transaction related advisory costs (the “Transaction” refers to the acquisition of Birkenstock GmbH & Co. KG ("GmbH KG") by Birkenstock Group BV & Co. KG ("BV KG"), a subsidiary of Birkenstock Holding Limited, on April 30, 2021), IPO-related costs, realized and unrealized foreign exchange gain / (loss), effects of applying the acquisition method of accounting for the Transaction under IFRS, share-based compensation and other adjustments relating to non-recurring items such as restructuring, among others.

As of March 31, 2023, the Company changed its internal reporting to the CODM to report results prepared in accordance with IFRS. Comparative segment results have been retrospectively adjusted accordingly.

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

Successor			Year ended September 30, 2023
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	804,690	529,507	152,424	1,486,621	5,289	1,491,911
Adjusted EBITDA	291,712	167,407	44,488	503,607	(20,901)	482,706
Effects from applying the acquisition method of accounting for the Transaction						-
Transaction related advisory costs						-
IPO-related costs						(30,603)
Realized and unrealized FX gains / losses						(36,056)
Share-based compensation						(65,394)
Other						(6,552)
EBITDA						344,101
Depreciation and amortization						(83,413)
Finance income (costs), net						(107,036)
Profit before tax						153,652

Successor			Year ended September 30, 2022
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	667,387	449,131	123,033	1,239,551	3,282	1,242,833
Adjusted EBITDA	259,944	146,592	38,973	445,509	(10,954)	434,555
Effects from applying the acquisition method of accounting for the Transaction						(24,367)
Transaction related advisory costs						(2,598)
Consulting fees relating to Group transformation						(7,982)
Realized and unrealized FX gains / losses						45,516
Other						(836)
EBITDA						444,288
Depreciation and amortization						(81,261)
Finance income (costs), net						(112,503)
Profit before tax						250,524

Successor					Period from May 1 to September 30, 2021
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	223,110	191,226	47,439	461,775	889	462,664
Adjusted EBITDA	78,767	61,649	12,326	152,742	(12,402)	140,340
Effects from applying the acquisition method of accounting for the Transaction						(110,900)
Transaction related advisory costs						(2,463)
Consulting fees relating to Group transformation						(1,892)
Realized and unrealized FX gains / losses						20,585
Other						(1,468)
EBITDA						44,202
Depreciation and amortization						(29,021)
Finance income (costs), net						(28,958)
Profit before tax						(13,777)

Predecessor					Period from October 1, 2020 to April 30, 2021
	Americas	Europe	APMA	Total Reportable Segments	Corporate / Other	Total
Sales	264,883	184,066	49,433	498,382	965	499,347
Adjusted EBITDA	100,509	47,308	14,284	162,101	(10,101)	152,000
Other transaction effects						(3,025)
Realized and unrealized FX gains / losses						(1,523)
Other						(109)
EBITDA						147,343
Depreciation and amortization						(25,872)
Finance income (costs), net						(1,753)
Profit before tax						119,718

The Company determines the geographic location of revenue based on the location of its customers.

	Successor			Predecessor
	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
Revenue:
Germany	194,884	156,824	78,858	66,340
United States	712,069	598,438	198,634	239,461
Rest of world	584,957	487,571	185,172	193,546
Total revenue	1,491,911	1,242,833	462,664	499,347

The following table presents the carrying amount of the Company’s non-current assets by geographic location.

	September 30, 2023	September 30, 2022
Non-current assets
Germany	1,800,979	2,269,610
United States	1,582,958	1,429,004
Rest of world	318,369	113,770
Allocated non-current assets	3,702,306	3,812,384
Other non-current financial assets (unallocated)	44,618	11,747
Deferred tax assets (unallocated)	(0)	4,590
Total non-current assets	3,746,924	3,828,721

During the periods presented in these consolidated financial statements, the Company did not have any customers with individual revenue of 10% or greater of total revenue.